Related Party Disclosure	12 Months Ended
Dec. 31, 2020
Related Party Disclosure [Abstract]
Related Party Disclosure
27.	Related party disclosure

Transactions with related entities -

During 2020, 2019 and 2018, the Company carried out the following transactions with its parent company, Inversiones ASPI S.A. and its affiliates:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Income
Inversiones ASPI S.A. (ASPI)
Income from office lease	17	12	12
Fees for management and administrative services	88	544	548
Compañía Minera Ares S.A.C. (Ares)
Income from land lease, note 29	1,303	344	339
Income from office lease	478	323	318
Fossal S.A.A. (Fossal)
Income from office lease	19	15	12
Fees for management and administrative services	48	40	42
Fosfatos del Pacífico S.A. (Fospac)
Income from office lease	24	28	26
Fees for management and administrative services	698	1,160	1,175
Asociación Sumac Tarpuy
Income from office lease	18	-	-
Expense
Security services provided by Compañía Minera Ares	1,912	1,989	2,059

As a result of these transactions, the Company had the following rights and obligations as of December 31, 2020 and 2019:

	2020		2019
	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
	S/(000)	S/(000)	S/(000)	S/(000)
Fosfatos del Pacífico S.A.	1,449	-	543	-
Compañía Minera Ares S.A.C.	678	1,348	207	1,772
Inversiones ASPI S.A.	-	211	157	-
Other	85	-	264	-

	2,212	1,559	1,171	1,772

Terms and conditions of transactions with related parties -

The sales to and purchases from related parties are made on terms equivalent to those that prevail in arm’s length transactions. Outstanding balances with related parties at the year-end are unsecured and interest free and settlement occurs in cash. For the years ended as of December 31, 2020, 2019 and 2018, the Group has not recorded allowance for expected credit losses relating to amounts owed by related parties. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.

Compensation of key management personnel of the Group -

The compensation paid to key management personnel includes expenses for profit-sharing, compensation and other concepts for members of the Board of Directors and the key management. As of December 31, 2020, the total short-term compensations amounted to S/24,076,000 (2019: S/23,692,000 and 2018:S/24,129,000) and the total long-term compensations amounted to S/5,759,000 (2019: S/6,523,000 and 2018:S/9,495,000), and there were no post-employment or contract termination benefits or share-payments.